Retirement Plans - Schedule of Pension Plan Asset Allocation and Target Allocation by Asset Category (Detail)	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	33.10%	48.00%
Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	50.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	20.70%	51.90%
Debt Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	30.00%
Debt Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	60.00%
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	46.20%	0.10%
Money Market Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Money Market Funds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	30.00%